Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
18. Share capital, stock options and other stock-based plans:

In the first quarter of 2021, the Company issued 1,819,712 common shares at weighted average share price of $7.26 per share for gross proceeds of $13,211, net of total transaction costs of $405, including commission of $264, resulting in net proceeds of $12,806. The at-the-market ("ATM") Program was completed as of March 20, 2021, and the Company raised a total of $27,586 gross proceeds through this ATM Program.

On January 21, 2021, Cartesian exercised its option to convert a principal amount of $2,500, plus accrued and unpaid interest on such principal amount, into 1,815,117 common shares of the Company.

On June 8, 2021, the Company completed a marketed public offering of common shares for gross proceeds to the Company of $115,115. The Company issued a total of 20,930,000 common shares at $5.50 per common share, including 2,730,000 common shares following the exercise in full by the underwriters of their over-allotment option. Total transaction costs of $7,194 were incurred and deducted from the gross proceeds for net proceeds of $107,921.

On August 31, 2021, the Company exercised its option to convert the final principal balance of $2,500, plus accrued and unpaid interest on such principal amount, into 1,836,750 common shares of the Company. As at December 31, 2021, the convertible note was fully repaid and converted into common shares of the Company.
18. Share capital, stock options and other stock-based plans (continued):

During the year ended December 31, 2022, the Company issued 503,840 common shares, net of cancellations, upon exercises of share units (year ended December 31, 2021 – 327,774 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2022, the Company recognized $2,066 (year ended December 31, 2021 - $1,911) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging Employees, Consultants and Non-Employee Directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31		December 31
	2022		2021
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	1,866,433	$2.98	1,452,378	$3.29
Granted	2,541,098	1.83	875,703	4.87
Vested and exercised	(503,840)	3.19	(327,774)	3.86
Forfeited/expired	(729,370)	1.28	(133,874)	1.62
Outstanding, end of year	3,174,321	$2.41	1,866,433	$2.98
Units outstanding and exercisable, end of year	—	—	61,086	$2.84

During the year ended December 31, 2022, 2,541,098 share units were granted to directors, executives and employees (year ended December 31, 2021 - 875,703). This included 994,700 Restricted Share Units ("RSUs") (year ended December 31, 2021 - 417,719) and 1,221,398 Performance Share Units ("PSUs") (year ended December 31, 2021 - 457,984) and 325,000 Deferred Share Units ("DSUs") (year ended December 31, 2021 - 0 DSUs). Values of PSUs awards are determined using either the Monte – Carlo averaging technique or the Black Scholes model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. PSU awards do not have a certain number of common shares that will be issued over time but are based on future performance and other conditions tied to the payout of the PSU.  Vesting of DSUs shall occur, immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan.
As at December 31, 2022, $4,134 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized ratably over two years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
	2022	2021
	CDN$	CDN$
Share units:
Outstanding	$3,310	$5,434
Exercisable	—	173
Exercised	524	—
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2022	2021
Cost of revenue	$184	$91
Research and development	336	217
General and administrative	1,638	1,502
Sales and marketing	232	101
	$2,390	$1,911

Stock-based compensation settled in shares $2,066 and $324 settled in cash for the year ended December 31, 2022.